Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended	15 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	39 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	111 Months Ended	120 Months Ended
	Apr. 03, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name				With sales charge3
Accumulated Value		$ 9,625			$ 10,492		$ 10,498		$ 11,351		$ 11,588		$ 13,119		$ 11,495		$ 11,344		$ 12,834		$ 13,896		$ 14,837
Class C
Account Value [Line Items]
Line Graph and Table Measure Name				With sales charge
Accumulated Value		10,000			10,827		10,772		11,568		11,735		13,197		11,486		11,270		12,655		13,621		14,455
Class F
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,391			$ 10,435		$ 11,312		$ 11,596		$ 13,179		$ 11,584		$ 11,472		$ 13,020		$ 14,156		$ 15,164
Class I
Account Value [Line Items]
Accumulated Value		100,000			109,338		109,746		118,994		121,919		138,373		121,545		120,301		136,446		148,256		158,720
Class R
Account Value [Line Items]
Accumulated Value		10,000			10,876		10,874		11,730		11,966		13,524		11,823		11,661		13,168		14,246		15,185
Class Z
Account Value [Line Items]
Accumulated Value		10,000			10,929		10,982		11,914		12,213		13,870		12,191		12,084		13,712		14,908		15,969
Class A | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000			10,790		10,913		11,799		12,135		13,795		11,955		12,154		13,567		14,499		15,353
Class C | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000			10,790		10,913		11,799		12,135		13,795		11,955		12,154		13,567		14,499		15,353
Class F | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. All Capital Securities Index
Accumulated Value	10,000		10,316			10,434		11,281		11,603		13,189		11,431		11,620		12,972		13,863		14,680
Class I | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. All Capital Securities Index
Accumulated Value		100,000			107,896		109,125		117,986		121,353		137,945		119,553		121,536		135,668		144,991		153,532
Class R | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000			10,790		10,913		11,799		12,135		13,795		11,955		12,154		13,567		14,499		15,353
Class Z | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000			10,790		10,913		11,799		12,135		13,795		11,955		12,154		13,567		14,499		15,353
Class A | ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		10,000			10,586		10,771		11,533		11,821		13,223		11,410		11,841		13,022		13,489		14,063
Class A | Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Blended Benchmark2
Accumulated Value		10,000			10,740		10,814		11,767		12,324		13,776		12,040		12,295		13,763		14,825		15,833
Class C | ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		10,000			10,586		10,771		11,533		11,821		13,223		11,410		11,841		13,022		13,489		14,063
Class C | Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Blended Benchmark2
Accumulated Value		10,000			10,740		10,814		11,767		12,324		13,776		12,040		12,295		13,763		14,825		15,833
Class F | ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value	10,000		10,287			10,467		11,207		11,488		12,850		11,088		11,506		12,654		13,109		13,666
Class F | Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Blended Benchmark2
Accumulated Value	$ 10,000		$ 10,336			$ 10,407		$ 11,325		$ 11,861		$ 13,257		$ 11,587		$ 11,832		$ 13,245		$ 14,267		$ 15,237
Class I | ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		100,000			105,856		107,710		115,331		118,214		132,229		114,097		118,406		130,220		134,895		140,630
Class I | Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Blended Benchmark2
Accumulated Value		100,000			107,400		108,136		117,674		123,243		137,756		120,397		122,948		137,629		148,246		158,332
Class R | ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		10,000			10,586		10,771		11,533		11,821		13,223		11,410		11,841		13,022		13,489		14,063
Class R | Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Blended Benchmark2
Accumulated Value		10,000			10,740		10,814		11,767		12,324		13,776		12,040		12,295		13,763		14,825		15,833
Class Z | ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		10,000			10,586		10,771		11,533		11,821		13,223		11,410		11,841		13,022		13,489		14,063
Class Z | Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Blended Benchmark2
Accumulated Value		$ 10,000			$ 10,740		$ 10,814		$ 11,767		$ 12,324		$ 13,776		$ 12,040		$ 12,295		$ 13,763		$ 14,825		$ 15,833